October 1, 2022
Summary prospectus John Hancock Short Duration Municipal Opportunities Fund

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at www.jhinvestments.com/prospectuses. You can also get this information at no cost by calling 800-225-5291 (Class A and Class C) or 888-972-8696 (Class I and Class R Suite) or by sending an email request to info@jhinvestments.com. The fund’s prospectus and Statement of Additional Information, both dated 10/1/22, as may be supplemented, are incorporated by reference into this summary prospectus.

 Tickers

A: JHSFX	C: JHSHX	I: JHSJX	R6: JHSKX

Investment objective

To seek total return exempt from federal income tax as is consistent with preservation of capital.

Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and on pages 18 to 20 of the prospectus under “Sales charge reductions and waivers” or pages 113 to 117 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”

Shareholder fees (%) (fees paid directly from your investment)	A	C	I	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	2.25	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.50 (on certain purchases, including those of $250,000 or more)	1.00	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee	0.37	0.37	0.37	0.37
Distribution and service (Rule 12b-1) fees	0.25	1.00	0.00	0.00
Other expenses[1]	0.76	0.76	0.76	0.73
Total annual fund operating expenses	1.38	2.13	1.13	1.10
Contractual expense reimbursement[2]	–0.76 [3]	–0.76 [3]	–0.66	–0.66
Total annual fund operating expenses after expense reimbursements	0.62	1.37	0.47	0.44
1	“Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’s Class A, Class C, Class I, and Class R6 shares.
2	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2023, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

John Hancock Short Duration Municipal Opportunities Fund

3	The distributor contractually agrees to limit its Rule 12b-1 fees for Class A and Class C shares to 0.15% and 0.90%, respectively. This agreement expires on September 30, 2023 unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R6
Shares		Sold	Not Sold
1 year	287	239	139	48	45
3 years	579	594	594	294	284

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund has not reached the end of its first fiscal year, there is no portfolio turnover to report.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in municipal bonds that pay interest exempt from federal income tax. Most of these securities are investment-grade, although the fund may invest up to 35% of its net assets in below-investment-grade debt securities (junk bonds) rated as low as CC by S&P Global Ratings (S&P) and Fitch Ratings (Fitch) and Ca by Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical rating organization (NRSRO), or their unrated equivalents. Non-investment grade securities may also be referred to as below investment grade securities, commonly known as “junk bonds”. The fund may invest in fixed income securities which include bonds, debt securities and other similar instruments. The fund’s investment policies are based on credit ratings at the time of purchase.

The fund may buy municipal bonds and other fixed income securities of any maturity. The fund will have an average effective duration of 4.5 years or less. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The fund may invest heavily in bonds from any given state or region and may have substantial investments in obligations of certain states and their agencies, instrumentalities, and/or political subdivisions.

The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities, and debt indexes; and inverse floating-rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns.

The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund’s performance or otherwise constrain the fund’s ability to achieve its investment objective.

The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

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John Hancock Short Duration Municipal Opportunities Fund

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts; inverse floating-rate securities; options on futures; and options. Futures contracts and options generally are subject to counterparty risk.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Municipal bond risk. The prices of municipal bonds, including general obligation bonds, can decline if the issuer’s credit quality declines. Revenue bond prices can decline if related projects become unprofitable. An insured municipal bond is subject to the risk that the insurer may be unable to pay claims and is not insured with respect to the market value of the obligation. Municipal bond income could become taxable in the future. Investments in bonds subject to the alternative minimum tax may result in tax liability for shareholders.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

State/region risk. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. Puerto Rican municipal obligations, in which the fund may invest, may be subject to further devaluation due to adverse political, economic, and market conditions. Because the fund has substantial investments in obligations of certain states, and their agencies, instrumentalities, and/or political subdivisions, its performance also will be affected by risk factors specific to those states.

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Performance information is not shown because the fund had been in operation for less than a full calendar year as of the date of this prospectus.

Investment management

Investment advisor John Hancock Investment Management LLC
Subadvisor Manulife Investment Management (US) LLC

Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Dennis DiCicco Portfolio Manager Managed the fund since 2022	Adam A. Weigold, CFA Senior Managing Director, Senior Portfolio Manager, and Head of the Municipal Fixed Income Team Managed the fund since 2022

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John Hancock Short Duration Municipal Opportunities Fund

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund’s sole discretion. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors; certain eligible qualifying investment product platforms; Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned. There are no subsequent minimum investment requirements for any of these share classes.

Class A, Class C, Class I, and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A and Class C); 888-972-8696 (Class I and Class R6).

Taxes

The fund intends to distribute tax-exempt income. The fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as exempt-interest dividends. A portion of the fund’s distributions may, however, be subject to federal income tax.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary’s website for more information.

© 2022 John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street Boston, MA 02116
800-225-5291, jhinvestments.com

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

SEC file number: 811-05968
4890SP 10/1/22